Segment Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
Commercial Aviation [member]
Disclosure of operating segments [line items]
REVENUE	$ 2,358.3	$ 2,771.4	$ 2,916.9
Customer one [member] | Commercial Aviation [member]
Disclosure of operating segments [line items]
Percentage of entitys revenue	17.90%
REVENUE	$ 907.2